JPMorgan Emerging Markets Debt Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 68.6%
Angola — 1.4%
Republic of Angola
9.50%, 11/12/2025 (a)	400	396
8.25%, 5/9/2028 (a)	3,942	3,503
8.00%, 11/26/2029 (a)	1,100	934
8.75%, 4/14/2032 (b)	1,092	915
8.75%, 4/14/2032 (a)	200	168
9.38%, 5/8/2048 (a)	1,758	1,344
9.13%, 11/26/2049 (a)	860	640
		7,900
Argentina — 1.1%
Argentine Republic
1.50%, 7/9/2035 (c)	12,554	2,919
3.88%, 1/9/2038 (c)	2,621	753
3.50%, 7/9/2041 (c)	7,643	1,958
1.50%, 7/9/2046 (c)	2,600	611
		6,241
Armenia — 0.3%
Republic of Armenia 3.60%, 2/2/2031 (a)	2,400	1,865
Azerbaijan — 0.4%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	2,850	2,425
Bahrain — 2.3%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	2,860	2,889
6.75%, 9/20/2029 (a)	6,981	6,834
5.45%, 9/16/2032 (a)	1,087	949
5.25%, 1/25/2033 (a)	2,800	2,378
		13,050
Bermuda — 0.4%
Bermuda Government Bond
3.72%, 1/25/2027 (a)	1,202	1,150
2.38%, 8/20/2030 (b)	617	516
5.00%, 7/15/2032 (b)	832	818
		2,484
Brazil — 2.0%
Federative Republic of Brazil
4.50%, 5/30/2029	600	569
8.25%, 1/20/2034	8,642	9,883
4.75%, 1/14/2050	1,400	1,014
		11,466
Chile — 1.9%
Republic of Chile
2.55%, 1/27/2032	9,400	8,062
3.10%, 1/22/2061	4,600	2,945
		11,007

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Colombia — 2.4%
Republic of Colombia
3.00%, 1/30/2030	1,000	768
3.13%, 4/15/2031	2,300	1,707
3.25%, 4/22/2032	6,300	4,555
10.38%, 1/28/2033	963	1,088
8.00%, 4/20/2033	1,700	1,707
7.50%, 2/2/2034	1,003	961
5.20%, 5/15/2049	1,282	851
4.13%, 5/15/2051	1,779	1,035
3.88%, 2/15/2061	1,900	1,031
		13,703
Costa Rica — 1.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,600	1,596
5.63%, 4/30/2043 (a)	378	325
7.00%, 4/4/2044 (a)	800	780
7.16%, 3/12/2045 (a)	4,500	4,455
		7,156
Dominican Republic — 2.9%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	1,200	1,171
6.00%, 7/19/2028 (a)	4,506	4,339
5.50%, 2/22/2029 (a)	300	278
7.05%, 2/3/2031 (b)	1,100	1,089
4.88%, 9/23/2032 (a)	5,260	4,404
6.40%, 6/5/2049 (a)	3,455	2,849
5.88%, 1/30/2060 (a)	3,585	2,653
		16,783
Ecuador — 1.1%
Ecuador Social Bond SARL Zero Coupon, 1/30/2035 (b)	2,452	1,853
Republic of Ecuador
2.50%, 7/31/2035 (a) (c)	7,048	2,396
1.50%, 7/31/2040 (a) (c)	7,200	2,223
		6,472
Egypt — 1.8%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	2,400	1,496
7.60%, 3/1/2029 (a)	400	246
5.88%, 2/16/2031 (a)	2,594	1,397
7.05%, 1/15/2032 (a)	1,100	601
7.63%, 5/29/2032 (a)	1,800	995
8.50%, 1/31/2047 (a)	1,771	891
7.90%, 2/21/2048 (a)	1,900	928

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Egypt—continued
8.75%, 9/30/2051 (a)	2,800	1,428
7.50%, 2/16/2061 (a)	5,343	2,532
		10,514
El Salvador — 0.5%
Republic of El Salvador
6.38%, 1/18/2027 (a)	2,892	1,833
8.63%, 2/28/2029 (a)	1,981	1,176
		3,009
Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024 (a)	721	487
Gabon — 0.3%
Gabonese Republic 6.95%, 6/16/2025 (a)	2,100	1,999
Ghana — 0.8%
Republic of Ghana
6.38%, 2/11/2027 (a) (d)	1,700	681
7.63%, 5/16/2029 (a) (d)	1,692	676
8.13%, 3/26/2032 (a) (d)	4,200	1,678
7.88%, 2/11/2035 (a) (d)	1,000	400
8.95%, 3/26/2051 (a) (d)	2,609	988
		4,423
Guatemala — 0.6%
Republic of Guatemala
5.25%, 8/10/2029 (b)	1,620	1,535
5.25%, 8/10/2029 (a)	700	663
4.90%, 6/1/2030 (b)	1,424	1,317
		3,515
Honduras — 0.2%
Republic of Honduras 5.63%, 6/24/2030 (a)	1,300	1,037
Hungary — 2.0%
Hungary Government Bond
5.25%, 6/16/2029 (a)	3,200	3,099
2.13%, 9/22/2031 (a)	3,200	2,432
5.50%, 6/16/2034 (a)	2,800	2,676
3.13%, 9/21/2051 (b)	1,994	1,186
6.75%, 9/25/2052 (b)	796	803
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (b)	1,320	1,308
		11,504
Indonesia — 1.8%
Republic of Indonesia
4.85%, 1/11/2033	891	901
8.50%, 10/12/2035 (a)	500	651
6.63%, 2/17/2037 (a)	1,995	2,290
6.75%, 1/15/2044 (a)	500	585
3.50%, 2/14/2050	1,032	779

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Indonesia—continued
4.20%, 10/15/2050	1,500	1,272
5.45%, 9/20/2052	1,400	1,413
5.65%, 1/11/2053	713	743
3.20%, 9/23/2061	2,568	1,704
		10,338
Iraq — 0.2%
Republic of Iraq 5.80%, 1/15/2028 (a)	1,531	1,415
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
4.88%, 1/30/2032 (a)	EUR600	485
5.75%, 12/31/2032 (a) (c)	1,313	1,208
		1,693
Jamaica — 0.5%
Jamaica Government Bond
9.25%, 10/17/2025	1,471	1,572
7.88%, 7/28/2045	1,152	1,329
		2,901
Jordan — 0.8%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	1,600	1,512
5.85%, 7/7/2030 (a)	1,400	1,250
5.85%, 7/7/2030 (b)	1,000	893
7.38%, 10/10/2047 (a)	1,300	1,083
		4,738
Kazakhstan — 0.4%
Republic of Kazakhstan 6.50%, 7/21/2045 (b)	2,000	2,070
Kenya — 0.9%
Republic of Kenya
6.88%, 6/24/2024 (a)	1,000	919
7.00%, 5/22/2027 (a)	1,700	1,455
8.00%, 5/22/2032 (a)	1,146	920
6.30%, 1/23/2034 (a)	2,300	1,640
		4,934
Lebanon — 0.1%
Lebanese Republic
6.38%, 3/9/2020 (d)	6,767	382
6.15%, 6/19/2020 (d)	720	41
6.65%, 11/3/2028 (a) (d)	2,896	165
		588
Mexico — 3.6%
Mex Bonos Desarr Fix Rt
8.50%, 5/31/2029	MXN70,000	3,897
7.75%, 11/13/2042	MXN80,000	3,974

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Mexico—continued
United Mexican States
6.35%, 2/9/2035	5,467	5,753
4.50%, 1/31/2050	2,000	1,600
5.00%, 4/27/2051	4,350	3,705
4.40%, 2/12/2052	2,100	1,621
		20,550
Mongolia — 0.5%
State of Mongolia
5.13%, 4/7/2026 (a)	400	356
3.50%, 7/7/2027 (a)	1,100	889
4.45%, 7/7/2031 (a)	2,300	1,714
		2,959
Morocco — 1.0%
Kingdom of Morocco
5.95%, 3/8/2028 (b)	2,770	2,803
5.50%, 12/11/2042 (a)	600	508
4.00%, 12/15/2050 (b)	3,630	2,400
		5,711
Namibia — 0.3%
Republic of Namibia 5.25%, 10/29/2025 (a)	1,900	1,797
Nigeria — 1.9%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	3,800	3,207
8.38%, 3/24/2029 (b)	1,400	1,210
8.38%, 3/24/2029 (a)	700	605
7.14%, 2/23/2030 (a)	1,700	1,344
7.38%, 9/28/2033 (a)	920	675
7.70%, 2/23/2038 (a)	1,000	690
7.63%, 11/28/2047 (a)	4,119	2,696
8.25%, 9/28/2051 (b)	1,106	747
		11,174
Oman — 3.0%
Sultanate of Oman Government Bond
5.38%, 3/8/2027 (a)	613	602
5.63%, 1/17/2028 (a)	4,088	4,045
6.00%, 8/1/2029 (a)	800	802
6.25%, 1/25/2031 (a)	3,250	3,289
6.25%, 1/25/2031 (b)	1,684	1,704
7.38%, 10/28/2032 (a)	800	872
6.75%, 1/17/2048 (a)	3,500	3,288
7.00%, 1/25/2051 (a)	2,700	2,614
		17,216

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Pakistan — 0.5%
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	743	391
8.25%, 9/30/2025 (a)	700	294
6.00%, 4/8/2026 (a)	1,400	525
6.88%, 12/5/2027 (a)	3,300	1,227
7.38%, 4/8/2031 (a)	1,487	535
		2,972
Panama — 1.9%
Republic of Panama
3.16%, 1/23/2030	2,400	2,109
2.25%, 9/29/2032	600	459
6.40%, 2/14/2035	4,500	4,697
3.87%, 7/23/2060	6,000	3,890
		11,155
Paraguay — 1.9%
Republic of Paraguay
4.95%, 4/28/2031 (a)	2,767	2,641
3.85%, 6/28/2033 (b)	1,200	1,027
3.85%, 6/28/2033 (a)	1,100	942
5.40%, 3/30/2050 (a)	7,611	6,362
		10,972
Peru — 1.7%
Perugb 7.30%, 8/12/2033	PEN26,400	1,953
Republic of Peru
3.00%, 1/15/2034	8,605	7,022
5.63%, 11/18/2050	938	937
		9,912
Philippines — 2.5%
Republic of Philippines
4.63%, 7/17/2028	8,300	8,387
3.56%, 9/29/2032	1,800	1,650
5.95%, 10/13/2047	3,300	3,615
5.50%, 1/17/2048	648	671
		14,323
Poland — 0.8%
Republic of Poland
5.75%, 11/16/2032	1,527	1,619
4.88%, 10/4/2033	2,333	2,325
5.50%, 4/4/2053	890	893
		4,837

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Qatar — 2.3%
State of Qatar
4.82%, 3/14/2049 (a)	3,292	3,129
4.40%, 4/16/2050 (a)	11,200	10,121
		13,250
Republic of North Macedonia — 0.2%
Republic of North Macedonia 6.96%, 3/13/2027 (b)	EUR1,290	1,404
Romania — 2.3%
Romania Government Bond
6.63%, 2/17/2028 (b)	2,800	2,870
3.00%, 2/14/2031 (a)	3,500	2,883
3.63%, 3/27/2032 (a)	2,000	1,683
7.13%, 1/17/2033 (b)	500	526
2.63%, 12/2/2040 (b)	EUR2,076	1,301
4.63%, 4/3/2049 (a)	EUR3,272	2,595
4.00%, 2/14/2051 (a)	788	536
7.63%, 1/17/2053 (b)	994	1,050
		13,444
Saudi Arabia — 3.5%
Kingdom of Saudi Arabia
4.50%, 4/17/2030 (a)	2,700	2,673
5.50%, 10/25/2032 (a)	4,900	5,169
2.25%, 2/2/2033 (b)	1,777	1,444
4.63%, 10/4/2047 (a)	600	527
5.00%, 4/17/2049 (a)	900	832
5.25%, 1/16/2050 (a)	3,621	3,478
3.25%, 11/17/2051 (a)	5,600	3,886
5.00%, 1/18/2053 (b)	800	733
3.45%, 2/2/2061 (b)	2,365	1,654
		20,396
Senegal — 0.4%
Republic of Senegal
6.25%, 5/23/2033 (a)	2,106	1,671
6.75%, 3/13/2048 (a)	853	564
		2,235
Serbia — 0.3%
Republic of Serbia 6.50%, 9/26/2033 (b)	1,510	1,464
South Africa — 2.2%
Republic of South Africa
4.30%, 10/12/2028	6,785	5,845
4.85%, 9/30/2029	2,000	1,722
5.38%, 7/24/2044	900	612
5.00%, 10/12/2046	2,528	1,604
5.75%, 9/30/2049	3,957	2,680
		12,463

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sri Lanka — 0.6%
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a) (d)	4,000	1,440
6.20%, 5/11/2027 (a) (d)	2,061	743
6.75%, 4/18/2028 (a) (d)	2,474	892
7.85%, 3/14/2029 (a) (d)	1,775	643
		3,718
Trinidad And Tobago — 0.3%
Republic of Trinidad and Tobago 4.50%, 6/26/2030 (a)	1,800	1,706
Tunisia — 0.0% ^
Tunisian Republic 6.38%, 7/15/2026 (a)	EUR519	297
Turkey — 4.5%
Republic of Turkey
4.25%, 4/14/2026	8,700	7,573
9.88%, 1/15/2028	5,520	5,497
5.13%, 2/17/2028	2,900	2,457
5.25%, 3/13/2030	1,300	1,030
9.13%, 7/13/2030	3,000	2,874
9.38%, 1/19/2033	1,100	1,056
4.88%, 4/16/2043	7,073	4,347
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (b)	1,044	1,000
		25,834
Ukraine — 0.5%
Ukraine Government Bond
6.88%, 5/21/2031 (a) (d)	1,100	195
7.38%, 9/25/2034 (a) (d)	6,762	1,220
7.25%, 3/15/2035 (a) (d)	6,600	1,214
		2,629
United Arab Emirates — 0.8%
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	1,474	1,446
3.63%, 3/10/2033 (a)	2,000	1,621
3.90%, 9/9/2050 (a)	600	421
4.95%, 7/7/2052 (b)	1,126	1,111
		4,599
Uruguay — 1.9%
Oriental Republic of Uruguay
8.50%, 3/15/2028 (a)	UYU44,502	1,080
8.25%, 5/21/2031	UYU68,046	1,584
5.75%, 10/28/2034	900	983
7.63%, 3/21/2036	1,484	1,841
4.98%, 4/20/2055	5,600	5,382
		10,870

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Uzbekistan — 0.2%
Republic of Uzbekistan
5.38%, 2/20/2029 (a)	653	594
3.70%, 11/25/2030 (a)	700	560
		1,154
Venezuela, Bolivarian Republic of — 0.1%
Bolivarian Republic of Venezuela
12.75%, 8/23/2022 (a) (d)	1,900	121
8.25%, 10/13/2024 (a) (d)	2,590	216
7.65%, 4/21/2025 (a) (d)	2,013	168
9.25%, 5/7/2028 (a) (d)	2,630	220
		725
Zambia — 0.2%
Republic of Zambia
5.38%, 9/20/2022 (a) (d)	1,306	584
8.50%, 4/14/2024 (a) (d)	700	341
8.97%, 7/30/2027 (a) (d)	651	314
		1,239
Total Foreign Government Securities (Cost $456,884)		396,722
Corporate Bonds — 25.5%
Azerbaijan — 0.8%
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	900	917
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (a)	3,473	3,572
		4,489
Bahrain — 0.8%
Oil and Gas Holding Co. BSCC (The) 8.38%, 11/7/2028 (a)	4,400	4,613
Brazil — 0.8%
Braskem Netherlands Finance BV 4.50%, 1/31/2030 (a)	1,400	1,182
Guara Norte SARL 5.20%, 6/15/2034 (b)	2,031	1,696
MV24 Capital BV 6.75%, 6/1/2034 (a)	1,627	1,436
		4,314
Chile — 2.7%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	1,883	1,353
Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029 (a)	1,800	1,628
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	800	704
5.13%, 2/2/2033 (b)	443	438
5.13%, 2/2/2033 (a)	800	792
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050 (b)	871	532
3.83%, 9/14/2061 (b)	820	546
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047 (a)	770	673
Empresa Nacional del Petroleo

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chile — continued
3.75%, 8/5/2026 (a)	1,501	1,414
5.25%, 11/6/2029 (a)	2,700	2,623
3.45%, 9/16/2031 (b)	1,220	1,023
4.50%, 9/14/2047 (a)	700	521
Enel Chile SA 4.88%, 6/12/2028	407	395
GNL Quintero SA 4.63%, 7/31/2029 (a)	469	457
Interchile SA 4.50%, 6/30/2056 (b)	2,183	1,784
Kenbourne Invest SA 4.70%, 1/22/2028 (b)	1,028	712
		15,595
China — 0.3%
GLP China Holdings Ltd. 2.95%, 3/29/2026 (a)	1,010	587
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025 (a)	1,500	1,393
		1,980
Colombia — 0.5%
AI Candelaria Spain SA
7.50%, 12/15/2028 (a)	805	732
5.75%, 6/15/2033 (b)	2,240	1,564
Ecopetrol SA 5.38%, 6/26/2026	800	761
		3,057
Costa Rica — 0.3%
Instituto Costarricense de Electricidad
6.75%, 10/7/2031 (b)	1,280	1,245
6.38%, 5/15/2043 (a)	802	678
		1,923
Guatemala — 0.3%
Central American Bottling Corp. 5.25%, 4/27/2029 (b)	1,820	1,691
India — 0.7%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,070	1,825
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,600	1,361
Indian Railway Finance Corp. Ltd. 3.25%, 2/13/2030 (b)	850	748
		3,934
Indonesia — 2.4%
Hutama Karya Persero PT 3.75%, 5/11/2030 (a)	2,100	1,934
Indonesia Asahan Aluminium PT
6.53%, 11/15/2028 (a)	2,300	2,383
6.76%, 11/15/2048 (a)	961	943
Minejesa Capital BV 4.63%, 8/10/2030 (a)	1,600	1,425
Pertamina Persero PT
3.10%, 1/21/2030 (a)	600	530
6.45%, 5/30/2044 (a)	1,600	1,649
6.50%, 11/7/2048 (a)	1,900	1,967
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 7/17/2029 (a)	900	823

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
5.25%, 5/15/2047 (a)	1,100	947
4.00%, 6/30/2050 (b)	2,170	1,535
		14,136
Israel — 0.5%
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	651	598
5.38%, 3/30/2028 (a)	885	789
Leviathan Bond Ltd. 6.50%, 6/30/2027 (a)	1,387	1,316
		2,703
Kazakhstan — 1.9%
KazMunayGas National Co. JSC
4.75%, 4/19/2027 (a)	2,000	1,875
5.38%, 4/24/2030 (a)	6,000	5,420
3.50%, 4/14/2033 (a)	1,400	1,047
3.50%, 4/14/2033 (b)	500	374
5.75%, 4/19/2047 (a)	1,663	1,275
Sovereign Wealth Fund Samruk-Kazyna JSC 2.00%, 10/28/2026 (b)	1,339	1,213
		11,204
Mexico — 5.4%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (a) (e) (f) (g) (h)	1,800	1,551
Banco Nacional de Comercio Exterior SNC
4.38%, 10/14/2025 (a)	400	390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (b) (h)	1,920	1,615
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.12%, 1/18/2033 (a) (e) (h)	1,600	1,404
Braskem Idesa SAPI 6.99%, 2/20/2032 (b)	2,365	1,608
Cometa Energia SA de CV 6.38%, 4/24/2035 (a)	1,599	1,561
Comision Federal de Electricidad
3.35%, 2/9/2031 (a)	1,000	784
3.35%, 2/9/2031 (b)	2,719	2,132
4.68%, 2/9/2051 (b)	2,282	1,509
Mexico City Airport Trust
3.88%, 4/30/2028 (a)	1,200	1,105
5.50%, 10/31/2046 (a)	1,300	985
Petroleos Mexicanos
6.88%, 10/16/2025	1,500	1,445
6.88%, 8/4/2026	3,969	3,609
6.50%, 3/13/2027	3,419	2,949
5.35%, 2/12/2028	1,600	1,286
6.70%, 2/16/2032	2,200	1,640
10.00%, 2/7/2033 (b)	200	178
6.35%, 2/12/2048	500	289
7.69%, 1/23/2050	5,489	3,540
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040 (a)	2,207	1,886
		31,466

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Morocco — 0.3%
OCP SA 5.13%, 6/23/2051 (a)	1,968	1,413
Panama — 0.8%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/2041 (b)	800	633
5.13%, 8/11/2061 (b)	1,796	1,346
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	1,300	1,126
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (a)	1,700	1,355
		4,460
Paraguay — 1.0%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (b)	8,299	5,808
Peru — 1.7%
Corp. Financiera de Desarrollo SA
4.75%, 7/15/2025 (a)	640	623
2.40%, 9/28/2027 (a)	1,900	1,636
Fondo MIVIVIENDA SA 4.63%, 4/12/2027 (b)	2,240	2,152
Peru LNG Srl 5.38%, 3/22/2030 (a)	1,800	1,426
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	2,726	1,959
5.63%, 6/19/2047 (a)	3,716	2,255
		10,051
Poland — 0.3%
Bank Gospodarstwa Krajowego 5.38%, 5/22/2033 (b)	1,870	1,868
Russia — 0.0% ^
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023 (a) (d)	3,090	155
Saudi Arabia — 0.5%
Gaci First Investment Co. 5.25%, 10/13/2032 (a)	1,000	1,028
Greensaif Pipelines Bidco SARL 6.51%, 2/23/2042 (b)	1,500	1,565
		2,593
Singapore — 0.2%
GLP Pte. Ltd. 3.88%, 6/4/2025 (a)	1,270	849
South Africa — 0.8%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	2,476	2,448
6.35%, 8/10/2028 (a)	2,500	2,258
		4,706
Trinidad And Tobago — 0.2%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029 (a)	500	518
Trinidad Generation UnLtd 5.25%, 11/4/2027 (a)	800	777
		1,295
Ukraine — 0.1%
NPC Ukrenergo 6.88%, 11/9/2028 (b)	2,644	450
United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/2/2047 (a)	2,561	2,365

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Arab Emirates — continued
DP World Ltd.
6.85%, 7/2/2037 (a)	1,400	1,515
5.63%, 9/25/2048 (a)	1,600	1,479
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (b)	1,865	1,692
2.50%, 6/3/2031 (a)	800	689
3.70%, 11/7/2049 (a)	1,800	1,432
		9,172
Uzbekistan — 0.5%
Uzbekneftegaz JSC
4.75%, 11/16/2028 (b)	1,953	1,558
4.75%, 11/16/2028 (a)	1,800	1,435
		2,993
Venezuela, Bolivarian Republic of — 0.1%
Petroleos de Venezuela SA
8.50%, 10/27/2020 (a) (d)	1,123	390
9.00%, 11/17/2021 (a) (d)	1,510	30
5.38%, 4/12/2027 (a) (d)	5,758	115
		535
Total Corporate Bonds (Cost $175,502)		147,453
U.S. Treasury Obligations — 0.2%
United States — 0.2%
U.S. Treasury Notes , 0.25%, 9/30/2023 (i) (Cost $1,347)	1,370	1,347
Supranational — 0.2%
Banque Ouest Africaine de Developpement 2.75%, 1/22/2033 (b)(Cost $2,054)	1,661	1,274
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 4.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (j) (k)(Cost $23,849)	23,844	23,849
Total Investments — 98.6% (Cost $659,636)		570,645
Other Assets Less Liabilities — 1.4%		7,896
NET ASSETS — 100.0%		578,541

Percentages indicated are based on net assets.

Abbreviations
CJSC	Closed Joint Stock Company
GMTN	Global Medium Term Note
JSC	Joint Stock Company
MXN	Mexican Peso

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
PEN	Peruvian Nuevo Sol
PT	Limited liability company
UYU	Uruguayan Peso

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(d)	Defaulted security.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $2,955 or 0.51% of the Fund’s net assets as of May 31, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	207	09/20/2023	USD	23,692	64

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	9,931	EUR	9,082	Barclays Bank plc	6/22/2023	211
Total unrealized appreciation						211
USD	8,151	MXN	144,982	Goldman Sachs International	6/22/2023	(9)
Total unrealized depreciation						(9)
Net unrealized appreciation						202

Abbreviations
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$147,453	$—	$147,453
Foreign Government Securities	—	396,722	—	396,722
Supranational	—	1,274	—	1,274
U.S. Treasury Obligations	—	1,347	—	1,347

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$23,849	$—	$—	$23,849
Total Investments in Securities	$23,849	$546,796	$—	$570,645
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$211	$—	$211
Futures Contracts	64	—	—	64
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(9)	—	(9)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$64	$202	$—	$266
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$30,426	$121,810	$128,381	$(6)	$— (c)	$23,849	23,844	$353	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.